Quarterly Financial Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 697,335	$ 620,932	$ 633,340	$ 590,474	$ 586,665	$ 586,488	$ 603,627	$ 571,299
Interest income	126,615	117,862	108,951	100,953	90,844	74,881	65,780	62,786	$ 454,381		$ 294,332		$ 179,101
Total revenues	823,950	738,794	742,291	691,427	677,509	661,369	669,407	634,085	2,996,462		2,642,370		2,376,993
Interest expense	19,865	17,625	16,644	15,896	16,118	19,383	17,262	14,111	70,030		66,874		45,399
Net revenues	804,085	721,169	725,647	675,531	661,391	641,986	652,145	619,974	2,926,432	[1]	2,575,496	[1]	2,331,594	[1]
Total non-interest expenses	804,905	613,030	642,449	596,512	606,497	614,004	636,352	576,061	2,656,896		2,432,914		2,190,027
Income before income tax expense	(820)	108,139	83,198	79,019	54,894	27,982	15,793	43,913	269,536		142,582		141,567
Provision for income taxes	1,168	41,603	30,387	13,507	28,014	10,168	6,022	16,858	86,665		61,062		49,231
Net income	(1,988)	66,536	52,811	65,512	26,880	17,814	9,771	27,055	182,871		81,520		92,336
Preferred dividends	2,344	2,343	2,344	2,344	2,343	1,563			9,375		3,906
Net Income available to common shareholders	$ (4,332)	$ 64,193	$ 50,467	$ 63,168	$ 24,537	$ 16,251	$ 9,771	$ 27,055	$ 173,496		$ 77,614		$ 92,336
Earnings per common share
Basic	$ (0.06)	$ 0.94	$ 0.74	$ 0.92	$ 0.37	$ 0.24	$ 0.15	$ 0.40	$ 2.53		$ 1.16		$ 1.35
Diluted	$ (0.06)	$ 0.79	$ 0.63	$ 0.78	$ 0.31	$ 0.21	$ 0.13	$ 0.36	$ 2.14		$ 1.00		$ 1.18
Weighted-average number of common shares outstanding:
Basic	68,782	68,522	68,556	68,386	66,636	66,482	66,792	67,579	68,562		66,871		68,543
Diluted	68,782	80,881	80,021	80,695	79,539	77,544	75,982	76,086	81,035		77,563		78,554
Cash dividends declared per common share	$ 0.10	$ 0.10							$ 0.20

[1]	No individual client accounted for more than 10 percent of total net revenues for the years ended December 31, 2017, 2016, and 2015.